EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2020
EARNINGS PER SHARE
Schedule of Calculation of Earnings Per Share

The calculation of earnings (loss) per share is as follows:

	Year ended December 31,
	2018	2019	2020
Numerator used in basic and diluted earnings per share:
Net income attributable to Daqo New Energy Corp. ordinary shareholders from continuing operations	$61,155	$28,263	$129,336
(Loss) income from discontinued operations, net of tax	(23,030)	1,261	(141)
Net income attributable to Daqo New Energy Corp. ordinary shareholders—basic and diluted	$38,125	$29,524	$129,195
Denominator used in basic and diluted earnings per share:
Weighted average number of ordinary shares outstanding used in computing earnings per share-basic	311,715,158	339,571,054	355,087,013
Plus: Dilutive effects of share options	6,346,349	5,568,144	4,421,397
Dilutive effects of RSUs	7,444,828	4,822,360	15,508,740
Weighted average number of ordinary shares outstanding used in computing earnings per share—diluted	325,506,335	349,961,558	375,017,150

Basic earnings per share-continuing operations	$0.20	$0.08	$0.36
Basic earnings (loss) per share-discontinued operations	$(0.08)	$0.01	$0.00
NET INCOME ATTRIBUTABLE TO DAQO NEW ENERGY CORP. PER ORDINARY SHARE—Basic	$0.12	$0.09	$0.36

Diluted earnings per share-continuing operations	$0.19	$0.08	$0.34
Diluted earnings (loss) per share-discontinued operations	$(0.07)	$0.00	$0.00
NET INCOME ATTRIBUTABLE TO DAQO NEW ENERGY CORP. PER ORDINARY SHARE—Diluted	$0.12	$0.08	$0.34